GMO Emerging Countries Series Fund
GMO Emerging Countries Series Fund

The Board of Trustees of GMO Series Trust (the “Trust”) has authorized GMO Emerging Countries Series Fund (the “Fund”) to redeem in full its investment in GMO Emerging Countries Fund (“ECF”), a series of GMO Trust, and use the proceeds to purchase shares of GMO Emerging Markets Fund (“EMF”), a series of GMO Trust. Contemporaneously, the Fund will change its name to “GMO Emerging Markets Series Fund.” These changes will become effective on or after August 29, 2017 (the “Effective Date”). Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) will bear any purchase premiums associated with the Fund’s initial purchase of EMF shares (following its redemption from ECF). The Fund will bear any purchase premiums and redemption fees on its subsequent purchases and sales of EMF shares.

As of the Effective Date, all references to the Fund in the Prospectus are revised to reflect the Fund’s new name and the following additional changes are made to the Prospectus:

The sections appearing on page 49 of the Prospectus captioned “Fees and expenses,” “Annual Fund operating expenses,” and “Example,” relating to the Fund are replaced with the following:

Fees and expenses
The tables below describe the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Shareholder fees
Shareholder Fees - GMO Emerging Countries Series Fund	Class R4 Fees Paid Directly From Your Investment	Class R4 Fees Paid By The Fund [1]	Class R5 Fees Paid Directly From Your Investment	Class R5 Fees Paid By The Fund [1]	Class R6 Fees Paid Directly From Your Investment	Class R6 Fees Paid By The Fund [1]	Class PS Fees Paid Directly From Your Investment	Class PS Fees Paid By The Fund [1]
Purchase premium (as a percentage of amount invested)	none	0.80%	none	0.80%	none	0.80%	none	0.80%
Redemption fee (as a percentage of amount redeemed)	none	0.80%	none	0.80%	none	0.80%	none	0.80%
[1]	These amounts are paid to and retained by GMO Emerging Markets Fund ("EMF"), the underlying fund in which the Fund invests, to help offset estimated portfolio transaction and other related costs.

Annual Fund Operating Expenses - GMO Emerging Countries Series Fund		Class R4	Class R5	Class R6	Class PS
Management fee	[1],[2]	0.75%	0.75%	0.75%	0.75%
Distribution and service (12b-1) fee	[2],[3]	0.25%	0.10%	none	none
Administration fee	[2]	0.05%	0.05%	0.05%	0.20%	[4]
Other expenses	[2]	0.24%	0.24%	0.24%	0.24%
Acquired fund fees and expenses	[2],[5]	0.01%	0.01%	0.01%	0.01%
Total annual fund operating expenses	[2]	1.30%	1.15%	1.05%	1.20%
Expense reimbursement	[2],[6]	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total annual fund operating expenses after expense reimbursement	[2]	1.24%	1.09%	0.99%	1.14%
[1]	The amount reflects the management fee paid by EMF. The Fund does not charge a management fee, but indirectly bears the management fee paid by EMF. Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reduce its management fee paid by EMF to 0.65% through June 30, 2018. This reduction may not be terminated prior to this date without the action or consent of the GMO Trust Board of Trustees.
[2]	The information in this table and in the Example below has been restated to reflect current fees based on the Fund's investment in EMF and includes the fees and expenses of both the Fund and EMF.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	Includes compensation paid to GMO for bearing expenses of sub-transfer agency, recordkeeping and related administrative services.
[5]	These indirect expenses include commissions paid to brokers by EMF for executing transactions in unaffiliated underlying funds ("transaction fees"). Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were 0.01% and less than 0.01%, respectively.
[6]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2018, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table and all amounts shown include the expenses of both EMF and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If you sell your shares
Expense Example - GMO Emerging Countries Series Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R4	288	582	898	1,795
Class R5	273	536	820	1,629
Class R6	263	505	767	1,516
Class PS	278	551	846	1,684

If you do not sell your shares
Expense Example, No Redemption - GMO Emerging Countries Series Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class R4	205	493	803	1,681
Class R5	190	447	724	1,513
Class R6	180	416	671	1,400
Class PS	195	463	750	1,570

In addition, on pages 49-50 of the Prospectus, in the section captioned “Principal investment strategies,” the first and second paragraphs are replaced with the following:

The Fund invests substantially all of its assets in GMO Emerging Markets Fund (“EMF”), a series of GMO Trust not offered in this Prospectus. EMF invests in securities and other instruments. The Fund’s investment objective and principal investment strategies are substantially similar to those of EMF. Except as otherwise indicated, references to the Fund may also refer to EMF, and references to actions undertaken or investments held by the Fund may also refer to those by EMF. GMO serves as investment adviser for both the Fund and EMF.

The Fund typically invests directly and indirectly (e.g., through underlying funds or derivatives) in equities of companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equities” refers to direct and indirect investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and equity real estate investment trusts (REITs) and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets. In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that GMO believes are likely to benefit from growth in the emerging markets. GMO expects that the Fund will have a value bias relative to its benchmark.

In addition, on pages 50-51 of the Prospectus, in the section captioned “Principal risks of investing in the Fund,” the first paragraph and the bullet point captioned “Fund of Funds Risk” are replaced with the following, respectively:

The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. Because the Fund invests substantially all of its assets in EMF, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through EMF, which include those outlined in the following brief summary of principal risks. EMF is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by EMF may affect EMF’s performance more than if EMF were a diversified investment company. In addition to the risks to which the Fund is exposed through its investment in EMF, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of EMF.

• Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in EMF and the underlying funds in which it invests (including ETFs), including the risk that EMF and those underlying funds will not perform as expected.

Also as of the Effective Date, on page 52 of the Prospectus, the section captioned “Performance” is revised to reflect that (i) the effect of purchase premiums and redemption fees paid by the Fund to EMF are not reflected in the bar chart or table for periods prior to the Effective Date, and if the effect of these payments were reflected, returns for periods prior to the Effective Date would be less than those shown; (ii) as of the Effective Date, the Fund changed its principal investment strategies from investing substantially all of its assets in ECF to investing substantially all of its assets in EMF, and performance of the Fund for periods prior to the Effective Date reflects the Fund’s principal investment strategies and annual operating expenses that were in effect at that time and may have been different had the Fund’s revised principal investment strategies and annual operating expenses been in effect; and (iii) updated performance information for the Fund and EMF is available at www.gmo.com.